Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,928	$ 3,294	$ 9,522	$ 8,659	$ 12,557	$ 10,058	$ 10,273
General and administrative	3,388	2,584	10,389	8,573	11,506	12,340	7,566
Total operating expenses	6,316	5,878	19,911	17,232	24,063	22,398	17,839
Operating loss	(6,316)	(5,878)	(19,911)	(17,232)	(24,063)	(22,398)	(17,839)
Other income (expense):
Interest income	43	50	152	133	187	60	5
Interest expense	(18)	(32)	(58)	(117)	(155)	(172)	(136)
Derivatives gain (loss)	(3,059)	(336)	(2,264)	(788)	593	(10,804)	(376)
Other income (expense), net	$ (3,034)	$ (318)	$ (2,170)	$ (772)	625	(10,916)	(507)
Net loss					$ (23,438)	$ (33,314)	$ (18,346)
Net loss per share, basic and diluted (in dollars per share)	$ (0.28)	$ (0.19)	$ (0.68)	$ (0.59)	$ (0.76)	$ (1.26)	$ (0.83)
Weighted average number of common shares outstanding, basic and diluted	33,445,002	31,968,357	32,516,190	30,687,263	31,025,585	26,461,374	22,080,761